LEASE - Summary of weighted average remaining lease terms and discount rates for the operating lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASE
Weighted-average remaining lease terms	5 years
Weighted-average discount rate:	11.50%
Operating lease expense	$ 29	$ 2	$ 27
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	515	0
Cash prepaid for the operating lease asset	$ 31	$ 0	$ 0